Basis of preparation and significant accounting policies	6 Months Ended
Sep. 30, 2024
Significant Accounting Policies [Abstract]
Basis of preparation and significant accounting policies	Basis of preparation and significant accounting policies
Basis of preparation
The Group’s unaudited condensed consolidated interim financial statements for the three and six month periods ended September 30, 2024 have been prepared in accordance with IAS 34 ‘Interim financial reporting’ and are presented in thousands of Euros (EURk).
These financial statements have been prepared on a historical cost basis, except for warrants, derivative financial instruments, other investments, the pledged asset for endowment insurance and put options that have been measured at fair value (Note 11).
The primary financial statements are presented in a format consistent with the consolidated financial statements presented in the March 2024 Annual Financial Report for Global Blue Group Holding AG under IAS 1 ‘Presentation of Financial Statements’, but this interim financial report contains condensed financial statements prepared in accordance with IAS 34 ‘Interim financial reporting’, in that it does not include all of the notes that would be required in a complete set of financial statements. This interim financial report should be read in conjunction with the consolidated financial statements for Global Blue Group Holding AG for the financial year ended March 31, 2024.
Material accounting policies
The estimation process and material accounting policies are consistent with those applied in the annual financial statements.
Certain amendments to accounting standards became applicable for the current reporting period; the Group did not have to change its accounting policies or make retrospective adjustments as a result of adopting these amended standards.